SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

15.      SUPPLEMENTARY CASH FLOW INFORMATION

           Net change in non-cash working capital:

Year ended	August 31, 2018	August 31, 2017
Amounts receivable, prepaid expenses and other assets	$(42)	$3,603
Accounts payable and accrued liabilities	3,007	(1,070)
	$2,965	$2,533